Other (Income) Loss, Net	6 Months Ended
Jun. 30, 2022
Analysis of income and expense [abstract]
Other (Income) Loss, Net

9. OTHER (INCOME) LOSS, NET
For the three and six months ended June 30, 2022, the Company recorded insurance proceeds related to the 2018 Superior Refinery incident of $nil and $268 million, respectively (three and six months ended June 30, 2021 – $nil and $45 million, respectively) and insurance proceeds related to the 2018 incident in the Atlantic region of $5 million and $57 million, respectively (three and six months ended June 30, 2021 – $nil).